OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Accrued expenses	83,692	262,156
Others	185,470	114,504
Total	269,162	376,660